Debt - Schedule of Senior Notes Issued During Quarter of 2023 With Maturity Date (Detail)	12 Months Ended
Dec. 31, 2024
4.800% Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Settlement Date	May 30, 2024
Maturity Date	May 30, 2029
5.050% Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Settlement Date	Mar. 14, 2024
Maturity Date	Mar. 14, 2029